Annual Total Returns [BarChart] - TCW Enhanced Commodity Strategy Fund - Class I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2012	4.63%
Annual Return 2013	(6.87%)
Annual Return 2014	(14.74%)
Annual Return 2015	(24.61%)
Annual Return 2016	12.26%
Annual Return 2017	4.04%
Annual Return 2018	(11.76%)
Annual Return 2019	10.32%
Annual Return 2020	0.42%